FAIR VALUE	12 Months Ended
Feb. 28, 2015
FAIR VALUE
FAIR VALUE

12. FAIR VALUE

(a)	Assets and liabilities measured at fair value on a recurring basis

The Group measured available-for-sale securities and certain long-term investments at fair value on a recurring basis as of February 28, 2014 and 2015.

Short-term investment—available-for-sale securities

In August 2007, the Group made investment in mutual funds named Wan Jia He Xie Financing Fund. The available-for-sale securities have no contractual maturity dates and the Group can sell the investment at any time at the Group's decision. In November 2013, the Group sold the Fund back to the fund company.

The available-for-sale securities measured and recorded at fair value for which there are quoted prices in active markets on a recurring basis were as follows:

Balance as of February 29, 2012	$361,803

Changes in fair value	34,331
Foreign exchange difference	3,821

Balance as of February 28, 2013	$399,955

Changes in fair value	26,459
Foreign exchange difference	8,861
Disposal	(435,275)

Balance as of February 28, 2014	$—

Long-term investments-fair value option

The Group accounted for its investments in two third-party companies using the fair value option which is how management assesses the return on these investments. Changes in fair value are reflected in the consolidated statement of operations.

	As of February 28, 2014	As of February 28, 2015
Fair value option investments
Long-term investment in a third-party online platform(1)	3,080,000	3,193,000
Long-term investment in a third-party technology company(2)	—	6,089,000

	$3,080,000	$9,282,000

(1)

In February 2013, the Group acquired 16.85% equity interest in a third-party online education platform, a private company incorporated in the Cayman Islands, by purchasing 2,200,000 Series A preferred shares for a total cash consideration of $3,080,000.

(2)

In August 2014, the Group acquired 4.76% equity interest in a third-party technology company, a private company incorporated in the Cayman Islands, by purchasing 89,286 Series B preferred shares for a total cash consideration of $5,000,000.

At the end of each reporting period, the Group measures the fair value of these investments using income approach in discounted cash flow method. The discounted cash flow analysis requires the use of significant unobservable inputs (level 3 inputs), including projected revenue, operating expenses, capital expenditures and a discount rate calculated based on the weighted average cost of capital. The Group recognized changes in fair value of the investments of $1,202,000 in the consolidated statements of operation in the fiscal year ended February 28, 2015.

For the years ended February 28, 2014 and 2015, the changes in the carrying amounts of long-term investments measured using the fair value option on a recurring basis were as follows:

Balance as of February 29, 2012	$—
Purchase	5,456,991
Foreign exchange difference	34,082

Balance as of February 28, 2013	$5,491,073
Changes in fair value	297,120
Disposal	(2,742,876)
Foreign exchange difference	34,683

Balance as of February 28, 2014	$3,080,000

Purchase	5,000,000
Changes in fair value	1,202,000

Balance as of February 28, 2015	$9,282,000

Long-term investments—available-for-sales securities

The Group accounted for below investments as debt securities and classified as available-for-sales investments, which were measured subsequently at fair value in the balance sheet and unrealized holding gains and losses shall be reported in other comprehensive income.

	As of February 28, 2014	As of February 28, 2015
Available-for-sales securities investments
Long-term investment in BabyTree Inc.(3)	$23,475,000	$24,309,000
Long-term investment in Guokr Corporation Limited(4)	—	15,471,000
Long-term investment in an online education company(5)	—	4,284,233
Long-term investments in other third-party companies(6)	419,500	11,188,187

	$23,894,500	$55,252,420

(3)

In January 2014, the Group acquired certain equity interest in BabyTree Inc. by purchasing its Series E redeemable preferred shares with a total cash consideration of $23,475,000. BabyTree Inc. was incorporated in Cayman Island and is an operator of a leading online resource and community platform for prospective and new parents. There was a $834,000 change in fair value of the investment in the fiscal year 2015.

(4)

In October 2014, the Group acquired certain equity interest in Guokr Corporation Limited by purchasing its Series C redeemable preferred shares with a total cash consideration of $15,000,000. Guokr Corporation Limited was incorporated in the Cayman Island and is an open, diverse interest community of science and technology that provides interesting science and technology content. There was a $471,000 change in fair value of the investment in fiscal year 2015.

(5)

In January 2015, the Group acquired certain equity interest in an online education company, who primarily engages in providing examination services. The equity interest was acquired through the Group's purchase of its Series B redeemable preferred shares. As the transaction date was close to the fiscal year end, the initial purchase price is considered the fair value of this investment as of February 28, 2015.

(6)

In the fiscal year ended February 28, 2015, the Group also acquired minority equity interest in several other third-party private companies, the majority of which are engaged in online platform or online education services. The Group holds 2.8% to 20% equity interests of these companies through purchasing their redeemable preferred shares. The Group accounted for the investments as available-for-sale investments. There was a $43,600 change in fair value of these investments in fiscal year 2015.

The long-term investments accounted for as available-for-sale securities on a recurring basis are as follows:

US$
Balance as of February 28, 2013	$—
Purchase	23,894,500

Balance as of February 28, 2014	$23,894,500
Purchase	30,009,320
Changes in fair value	1,348,600

Balance as of February 28, 2015	$55,252,420

As of February 28, 2014 and 2015, information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurement at Reporting Date Using
Description	February 28, 2014	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Long-term investments
Fair value option investments	$3,080,000	—	—	$3,080,000
Available-for-sale investments	$23,894,500	—	—	$23,894,500

Total	$26,974,500	—	—	$26,974,500

	Fair Value Measurement at Reporting Date Using
Description	February 28, 2015	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Long-term investments
Fair value option investments	$9,282,000	—	—	$9,282,000
Available-for-sale investments	$55,252,420	—	—	$55,252,420

Total	$64,534,420	—	—	$64,534,420

(b)Assets and liabilities measured at fair value on a nonrecurring basis

The Group measures the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.

Bond payable is measured at fair value on a nonrecurring basis. As of February 28, 2015, the fair value of bond payable is $298,425,000 which is determined based on the quoted price in active market (Level 1).